Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other current assets [Abstract]
Schedule of Other Current Assets

	As at December 31,
	2021	2020
	$ Thousands
Advances to suppliers	459	876
Inventories	1,706	-
Prepaid expenses	6,639	4,061
Government institutions	5,029	3,192
Indemnification asset (1)	9,047	9,047
Deposits in connection with projects under construction	16,398	-
Others	4,101	4,119
	43,379	21,295

(1)	Relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 17.A.f for further details.